MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
Common Stocks — 80.9%
Capital Markets — 2.6%
BGC Partners, Inc.	1,087,526	$5,742,137

Chemicals — 3.4%
Dow, Inc.	145,773	7,516,056

Diversified Financial Services — 4.0%
Berkshire Hathaway, Inc. - Class B (1)	25,199	8,827,210

Energy Equipment & Services — 7.9%
Schlumberger Ltd. (2)	202,576	11,810,181
Transocean, Inc. (1)(2)	660,200	5,420,242
		17,230,423
Health Care Providers & Services — 9.2%
McKesson Corporation	27,208	11,831,399
UnitedHealth Group, Inc.	16,323	8,229,893
		20,061,292
Household Durables — 3.7%
PulteGroup, Inc.	57,253	4,239,585
Taylor Morrison Home Corporation (1)	90,265	3,846,192
		8,085,777
Machinery — 1.8%
Wabtec Corporation	37,430	3,977,686

Marine — 4.1%
Kirby Corporation (1)	108,718	9,001,850

Media — 1.8%
TEGNA, Inc.	275,550	4,014,764

Metals & Mining — 4.4%
Franco-Nevada Corporation (2)	37,711	5,034,041
Royal Gold, Inc.	43,739	4,650,768
		9,684,809
Oil, Gas & Consumable Fuels — 9.8%
EQT Corporation	287,945	11,684,808
Occidental Petroleum Corporation	148,980	9,665,823
		21,350,631
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	85,301	4,950,870

Semiconductors & Semiconductor Equipment — 6.5%
Broadcom, Inc.	10,307	8,560,788
Microchip Technology, Inc.	72,059	5,624,205
		14,184,993
Software — 2.9%
Microsoft Corporation	20,097	6,345,628

Technology Hardware & Equipment — 2.8%
MasTec, Inc. (1)	84,152	6,056,419

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	35,700	6,112,197

Thrifts & Mortgage Finance — 3.7%
NMI Holdings, Inc. (1)	301,687	8,172,701

Trading Companies & Distributors — 7.2%
Rush Enterprises, Inc. - Class A	280,456	11,451,018
United Rentals, Inc.	9,500	4,223,415
		15,674,433

Total Common Stocks
(Cost $102,219,398)		176,989,876

Exchange-Traded Funds — 6.4%
Alerian MLP ETF	174,245	7,353,139
SPDR S&P Regional Banking ETF	160,200	6,691,554
Total Exchange-Traded Funds
(Cost $11,172,270)		14,044,693

Short-Term Investment — 12.7%
First American Government Obligations Fund, Class X, 5.26% (3)
Total Short-Term Investment
(Cost $27,756,790)	27,756,790	27,756,790

Total Investments — 100.0%
(Cost $141,148,458)		218,791,359
Other Assets & Liabilities, Net — (0.0)%		(48,530)
Total Net Assets — 100.0%		$218,742,829

(1)	Non-income producing security.
(2)	Foreign company.
(3)	The rate shown is the annualized seven day effective yield as of September 30, 2023.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Exchange Traded Funds	$176,989,876	$-	$-	$176,989,876
Short-Term Investment	14,044,693	-	-	14,044,693
Total Investments in Securities	27,756,790	-	-	27,756,790
	$218,791,359	$-	$-	$218,791,359
Refer to the Schedule of Investments for further information on the classifications of investments.